Feb. 01, 2017

MASSMUTUAL SELECT FUNDS

Supplement dated March 29, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective March 28, 2017, the name of the MassMutual Select Mid Cap Growth Equity II Fund was changed to the MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”). The investment objective, investment strategies, management, and all other aspects of the Fund remain unchanged.

Effective March 28, 2017, the name of the MassMutual Select Focused Value Fund (“Focused Value Fund”) changed to the MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”).

Effective March 28, 2017, T. Rowe Price Associates, Inc. ("T. Rowe Price") and Wellington Management Company LLP ("Wellington Management") replaced Harris Associates L.P. ("Harris") as co-subadvisers of the Focused Value Fund.

Effective March 28, 2017, the following information replaced similar information found on pages 42-43 for the Focused Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

In pursuing its investment objective, each of T. Rowe Price and Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective March 28, 2017, the Non-Diversification Risk found on page 44 is hereby deleted for the Focused Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE